Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 58	SFr 96	SFr 44	SFr 154	SFr 85
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans				SFr 264	SFr 248